UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment |_|; Amendment Number:  ____

This Amendment (Check only one.):   |_|  is a restatement.
                                    |_|  adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:    Union National Bank & Trust Company of Souderton
Address: P.O. Box 197, Trust Department
         Souderton, PA 18964

Form 13F File Number:   28-3779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Darren G. Johnson
Title:  Trust Officer
Phone:  (215) 721-2549

Signature, Place, and Date of Signing:

     /s/ Darren G. Johnson        Souderton, PA           February 4, 2000
          [Signature]             [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   89

Form 13F Information Table Value Total:   $244,313,416

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number    Name
NONE

[Repeat as necessary.]

13 F - Union National Bank & Trust Co. (as of 12/31/99)

                                                     Market                Investment Discretion       Voting Authority (all shares)
Name of Issuer                 Class     Cusip       Value            Shares      Sole       Shared       Sole     Shared  Other

A T & T CORP                   Com       001957109     4,861,244      95,670     78,146      17,524      39,355       0    67,529
ABBOTT LABORATORIES            Com       002824100       206,981       5,700      4,900         800       4,900       0       800
AES CORP.                      Com       00130H105       276,575       3,700      3,700           0         800       0     2,900
AMERICA ONLINE INC.            Com       02364J104     1,371,441      18,075     17,075       1,000       6,320       0    15,315
AMERICAN EXPRESS CO            Com       025816109     1,044,715       6,284      6,084         200       4,000       0     2,984
AMERICAN HOME PRODUCTS         Com       026609107       423,115      10,780      8,580       2,200       7,960       0    24,800
AMERICAN INTL GROUP INC        Com       026874107    10,473,529      96,865     85,181      11,684      38,106       0    62,594
ATLANTIC RICHFIELD CO          Com       048825103       880,570      10,180      6,104       4,076       5,340       0     6,600
AUTOMATIC DATA PROCESSING      Com       053015103       619,563      11,500     10,500       1,000       3,500       0     8,000
BANK AMERICA CORP COM          Com       060505104     1,072,757      21,375     18,975       2,400       8,810       0    13,976
BELL ATLANTIC CORP             Com       077853109     2,863,077      46,507     35,731      10,776      18,118       0    37,463
BELLSOUTH CORP                 Com       079860102     1,186,697      25,350     11,822      13,528      14,500       0    27,266
BESTFOODS                      Com       08658U101       868,333      16,520      3,100      13,420       8,920       0     7,600
BRISTOL MEYERS SQUIBB COM      Com       110122108     5,892,348      91,799     77,195      14,604      32,465       0    66,404
BURLINGTON NORTHERN SANTA      Com       12189T104       206,125       8,500      7,000       1,500       2,800       0     6,318
CHASE MANHATTAN CORP           Com       16161A108       273,615       3,522        600       2,922         690       0     2,832
CHEVRON CORP                   Com       166751107     2,360,531      27,250     25,650       1,600      13,900       0    18,350
CISCO SYSTEMS INC              Com       17275R102     6,400,719      59,750     53,650       6,100      33,310       0    36,320
CITIGROUP INC.                 Com       172967101     1,010,338      18,143      6,375      11,768      10,020       0     9,368
CLEAR CHANNEL COMMUNICATI      Com       184502102       348,075       3,900      3,900           0       2,400       0     2,000
COCA COLA CO                   Com       191216100     2,337,573      40,130     18,410      21,720      12,210       0    32,201
COLGATE PALMOLIVE CO           Com       194162103     3,220,750      49,550     43,950       5,600      34,850       0    18,800
CONECTIV INC.                  Com       206829103       209,904      12,485      6,775       5,710       7,185       0     5,390
DAYTON HUDSON CORP             Com       239753106     2,827,344      38,500     35,700       2,800      21,300       0    18,023
DISNEY COMPANY                 Com       254687106     3,043,462     104,050     79,350      24,700      36,870       0    75,675
DU PONT DE NEMOURS EI CO       Com       263534109     6,805,283     103,306     81,650      21,656      41,976       0    65,000
EMERSON ELEC CO                Com       291011104       218,025       3,800          0       3,800       5,700       0         0
ENERGY EAST CORP.              Com       29266M109       200,882       9,652      2,300       7,352       3,352       0     6,300
ENRON CORP                     Com       293561106       643,260      14,496     12,996       1,500       3,700       0    12,396

EXXON MOBIL CORP COM           Com       30231G102     9,689,816     120,277     72,768      47,509      61,104       0    81,624
FEDERAL NATIONAL MORTGAGE      Com       313586109     3,787,458      60,660     55,760       4,900      22,570       0    42,800
FIRST UNION CORP               Com       337358105     7,210,298     218,908    147,219      71,689      51,371       0   172,464
FORD MOTOR CO                  Com       345370100       496,233       9,308      5,228       4,080       5,620       0     5,771
GENERAL ELECTRIC CO            Com       369604103    22,694,397     146,652    112,688      33,964      64,282       0    91,551
GENERAL MOTORS CORP            Com       370442105       386,625       5,319      3,109       2,210       2,667       0    14,852
GILLETTE CO                    Com       375766102       448,944      10,900      2,300       8,600       7,920       0     6,200
GLAXO WELLCOME PLC             Com       37733W105       248,644       4,450      4,300         150       4,300       0       150
GTE CORP                       Com       362320103     1,716,362      24,324     19,276       5,048      11,800       0    16,324
HARLEYSVILLE NATIONAL COR      Com       412850109     4,452,748     137,008     94,844      42,164      20,139       0   120,587
HARLEYSVILLE SAVINGS BANK      Com       412856106       671,653      50,217     40,119      10,098      13,341       0    39,143
HEINZ H J CO                   Com       423074103       228,922       5,750      3,150       2,600       3,450       0    27,074
HEWLETT PACKARD CO             Com       428236103       671,125       5,900      1,900       4,000       1,400       0     5,000
HOME DEPOT INC                 Com       437076102       855,938      12,450     12,450           0       6,900       0     7,500
HONEYWELL INTERNATIONAL I      Com       438516106       375,892       6,516      5,916         600       2,560       0     4,756
INTEL CORP                     Com       458140100     7,572,750      92,000     73,600      18,400      41,110       0    61,000
INTL BUSINESS MACHINES CO      Com       459200101     6,640,569      61,558     55,358       6,200      27,638       0    39,922
JOHNSON & JOHNSON              Com       478160104     8,896,517      95,405     77,785      17,620      37,255       0    62,151
LILLY ELI & CO                 Com       532457108       232,750       3,500      2,500       1,000         800       0     3,000
LUCENT TECHNOLOGIES INC.       Com       549463107    13,121,850     174,958    133,030      41,928      68,752       0   118,445
MAY DEPT STORES CO             Com       577778103       203,175       6,300      6,300           0       6,300       0         0
MCGRAW HILL INC                Com       580645109     3,131,783      50,820     43,820       7,000      22,020       0    29,400
MCI WORLDCOM INC.              Com       55268B106     1,330,893      25,082     20,813       4,269      14,618       0    17,469
MEDIAONE GROUP INC.            Com       58440J104       276,218       3,596      2,524       1,072       2,084       0     2,510
MEDTRONIC INC                  Com       585055106       265,994       7,300      7,300           0       3,240       0     6,700
MELLON FINANCIAL CORP          Com       58551A108       385,519      11,318      4,630       6,688       5,434       0     5,884
MERCK & CO INC                 Com       589331107    10,366,426     154,291    108,083      46,208      79,485       0    97,424
MICROSOFT CORPORATION          Com       594918104    19,742,308     169,099    142,164      26,935      58,424       0   118,875
MORGAN J P & CO INC            Com       616880100       283,007       2,235      1,835         400       1,490       0     1,035
MORGAN STANLEY DEAN WITTE      Com       617446448     7,958,313      55,750     45,850       9,900      23,050       0    35,800
NATIONAL PENN BANCSHARES       Com       637138108       386,046      15,365      3,038      12,327      15,366       0         0
NOKIA CORP ADS                 Com       654902204     1,165,481       6,100      6,100           0       2,700       0     4,500
ORACLE SYSTEMS, CORPORATI      Com       68389X105       336,187       3,000        750       2,250       3,825       0         0
PECO ENERGY CO                 Com       693304107       668,694      19,243      1,032      18,211      18,943       0       500
PFIZER INC                     Com       717081103       265,826       8,195      5,695       2,500       6,595       0     6,250

PNC BANK CORP.                 Com       693475105     1,158,210      26,027     17,990       8,037      16,422       0    13,971
PP & L RESOURCES, INC          Com       693499105     2,658,739     116,229     60,829      55,400      78,237       0    45,621
PPG INDUSTRIES, INC.           Com       693506107       419,419       6,704        704       6,000          50       0     6,904
PROCTER & GAMBLE CO            Com       742718109     7,677,264      70,072     61,672       8,400      23,272       0    48,800
PROGRESS FINANCIAL CORP        Com       743266108       176,750      14,000     14,000           0      27,000       0         0
PUBLIC SERVICE ENTERPRISE      Com       744573106       970,050      27,865      1,460      26,405      26,115       0     1,750
ROYAL DUTCH PETROLEUM N.Y      Com       780257804       330,066       5,450      1,950       3,500       4,340       0     3,800
SBC COMMUNICATIONS             Com       78387G103     3,496,919      71,732     46,065      25,667      27,774       0    60,891
SCHERING-PLOUGH CORP           Com       806605101       368,662       8,700      8,700           0       8,350       0     5,200
SCHLUMBERGER LTD               Com       806857108     1,004,638      17,900     15,800       2,100       8,390       0    13,030
SMITHKLINE BEECHAM PLC         Com       832378301       403,988       6,300      3,400       2,900       6,300       0         0
SPRINT CORP COMMON             Com       852061100     1,608,769      23,900     22,900       1,000       5,900       0    18,500
STV GROUP INC                  Com       784847105    17,710,654   2,464,091          0   2,464,091   2,464,091       0         0
SUN MICROSYSTEMS, INC.         Com       866810104     1,060,893      13,700      9,700       4,000       4,100       0    11,798
TECHNICAL CHEMICALS & PRO      Com       87840Q103         5,000      10,000     10,000           0      10,000       0         0
TEXACO INC                     Com       881694103     2,232,244      41,100     34,700       6,400       6,450       0    36,072
TIME WARNER, INC.              Com       887315109     1,880,125      26,000     24,200       1,800      13,140       0    16,500
U.S. WEST, INC. NEW            Com       91273H101       298,233       4,142      2,914       1,228       2,463       0     2,736
UCBH HOLDINGS, INC.            Com       90262T308       274,160      13,333     13,333           0      13,333       0         0
UNILEVER N V NEW YORK SHA      Com       904784709       228,638       4,200      4,200           0         800       0     3,800
UNITED TECHNOLOGIES CORP       Com       913017109       227,500       3,500      3,500           0       1,500       0     2,000
VODAFONE AIRTOUCH PLC          Com       92857T107     1,242,945      25,110     21,110       4,000      12,510       0    17,726
WALGREEN CO                    Com       931422109     1,702,350      58,200     53,700       4,500      22,190       0    39,100
WAL-MART STORES INC            Com       931142103     2,374,444      34,350     28,050       6,300      14,450       0    26,570
WELLS FARGO & COMPANY (NE      Com       949746101       351,806       8,700      6,500       2,200       4,110       0     7,300

                                 TOTAL               244,313,416